United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-CSR

Certified Shareholder Report of Registered Management Investment Companies

811-7193

(Investment Company Act File Number)

Federated Institutional Trust

______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

Peter J. Germain, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 08/31/18

Date of Reporting Period: Six months ended 02/28/18

Item 1.	Reports to Stockholders

Semi-Annual Shareholder Report
February 28, 2018
Share Class | Ticker	A | FGCAX	Institutional | FGCIX	Service | FGCSX	R6 | SRBRX

Federated Short-Intermediate Total Return Bond Fund
Established 2005

A Portfolio of Federated Institutional Trust
Dear Valued Shareholder,
I am pleased to present the Semi-Annual Shareholder Report for your fund covering the period from September 1, 2017 through February 28, 2018. This report includes a complete listing of your fund's holdings, performance information and financial statements along with other important fund information.
In addition, our website, FederatedInvestors.com, offers easy access to Federated resources that include timely fund updates, economic and market insights from our investment strategists, and financial planning tools. We invite you to register to take full advantage of its capabilities.
Thank you for investing with Federated. I hope you find this information useful and look forward to keeping you informed.
Sincerely,
J. Christopher Donahue, President

Not FDIC Insured ■ May Lose Value ■ No Bank Guarantee

Portfolio of Investments Summary Table (unaudited)
At February 28, 2018, the Fund's portfolio composition1 was as follows:
Security Type	Percentage of Total Net Assets[2]
U.S. Treasury Securities	43.7%
Corporate Debt Securities	42.0%
Mortgage-Backed Securities[3]	5.4%
Collateralized Mortgage Obligations	1.9%
Trade Finance Agreements	1.9%
Floating Rate Loan	1.6%
Asset-Backed Securities	0.5%
Commercial Mortgage Backed Securities	0.1%
Derivative Contracts[4,5]	0.0%
Other Security Types[6]	0.1%
Cash Equivalents[7]	2.9%
Other Assets and Liabilities—Net[8]	(0.1)%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for a description of the types of securities and derivative contracts in which the Fund Invests.
2	As of the date specified above, the Fund owned shares of one or more affiliated investment companies. For purposes of this table, the affiliated investment company (other than an affiliated money market mutual fund) is not treated as a single portfolio security, but rather the Fund is treated as owning a pro rata portion of each security and each other asset and liability owned by the affiliated investment company. Accordingly, the percentages of total net assets shown in the table will differ from those presented on the Portfolio of Investments.
3	For purposes of this table, Mortgage-Backed Securities include mortgage-backed securities guaranteed by Government Sponsored Entities and adjustable rate mortgage-backed securities.
4	Based upon net unrealized appreciation (depreciation) or value of the derivative contracts as applicable. Derivative contracts may consist of futures, forwards, options and swaps. The impact of a derivative contract on the Fund's performance may be larger than its unrealized appreciation (depreciation) or value may indicate. In many cases, the notional value or amount of a derivative contract may provide a better indication of the contract's significance to the portfolio. More complete information regarding the Fund's direct investments in derivative contracts, including unrealized appreciation (depreciation), value and notional values or amounts of such contracts, can be found in the table at the end of the Portfolio of Investments included in this Report.
5	Represents less than 0.1%.
6	Other Security Types consist of common stock and an exchange-traded fund.
7	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
8	Assets, other than investments in securities and derivative contracts, less liabilities. See Statement of Assets and Liabilities.
Semi-Annual Shareholder Report

Portfolio of Investments
February 28, 2018 (unaudited)
Principal Amount or Shares			Value
		CORPORATE BONDS—40.3%
		Basic Industry - Chemicals—0.0%
$100,000		RPM International, Inc., Sr. Unsecd. Note, 6.125%, 10/15/2019	$105,005
		Basic Industry - Metals & Mining—0.8%
710,000		Anglogold Ashanti Holdings PLC, Sr. Unsecd. Note, 5.125%, 8/1/2022	735,161
50,000		Carpenter Technology Corp., Sr. Unsecd. Note, 5.20%, 7/15/2021	51,477
1,000,000		Goldcorp, Inc., Sr. Unsecd. Note, 2.125%, 3/15/2018	999,998
425,000		Reliance Steel & Aluminum Co., Sr. Unsecd. Note, 4.50%, 4/15/2023	442,880
500,000		Southern Copper Corp., Sr. Unsecd. Note, 3.50%, 11/8/2022	502,274
		TOTAL	2,731,790
		Basic Industry - Paper—0.4%
1,200,000		Weyerhaeuser Co., Sr. Unsecd. Note, 7.375%, 10/1/2019	1,285,870
		Capital Goods - Aerospace & Defense—1.2%
500,000		Arconic, Inc., 5.87%, 2/23/2022	532,500
785,000		Arconic, Inc., Sr. Unsecd. Note, 5.40%, 4/15/2021	819,344
895,000		Embraer Overseas Ltd., Sr. Unsecd. Note, Series 144A, 5.696%, 9/16/2023	961,006
1,500,000		Northrop Grumman Corp., Sr. Unsecd. Note, 2.55%, 10/15/2022	1,451,365
25,000		Rockwell Collins, Inc., Sr. Unsecd. Note, 3.10%, 11/15/2021	24,984
40,000	[1]	Textron Financial Corp., Jr. Sub. Note, Series 144A, 3.574%, (3-month USLIBOR +1.735%), 2/15/2042	36,500
500,000		Textron, Inc., Sr. Unsecd. Note, 3.65%, 3/1/2021	507,436
		TOTAL	4,333,135
		Capital Goods - Building Materials—0.2%
500,000		Allegion US Holdings Co., Inc., Sr. Unsecd. Note, 3.20%, 10/1/2024	484,910
81,000		Masco Corp., Sr. Unsecd. Note, 7.125%, 3/15/2020	87,879
		TOTAL	572,789
		Capital Goods - Construction Machinery—0.3%
1,000,000		CNH Industrial Capital LLC, Sr. Unsecd. Note, 4.375%, 4/5/2022	1,024,640
		Capital Goods - Diversified Manufacturing—0.8%
15,000		Dover Corp., Note, 5.45%, 3/15/2018	15,020
10,000		Emerson Electric Co., 4.875%, 10/15/2019	10,353
144,000		General Electric Capital Corp., Sr. Unsecd. Note, Series MTN, 4.65%, 10/17/2021	150,815
50,000		Ingersoll-Rand Global Holding Co. Ltd., 6.875%, 8/15/2018	51,024
1,250,000		Johnson Controls International PLC, Sr. Unsecd. Note, 3.75%, 12/1/2021	1,274,171
Semi-Annual Shareholder Report

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Capital Goods - Diversified Manufacturing—continued
$365,000	Lennox International, Inc., Sr. Unsecd. Note, 3.00%, 11/15/2023	$356,344
1,000,000	Roper Technologies, Inc., Sr. Unsecd. Note, 3.00%, 12/15/2020	1,002,517
67,000	Valmont Industries, Inc., Sr. Unsecd. Note, 6.625%, 4/20/2020	72,096
	TOTAL	2,932,340
	Capital Goods - Environmental—0.0%
50,000	Republic Services, Inc., Company Guarantee, 5.25%, 11/15/2021	53,552
	Capital Goods - Packaging—0.1%
250,000	WestRock Co., Sr. Unsecd. Note, 4.00%, 3/1/2023	256,274
	Communications - Cable & Satellite—0.5%
180,000	CCO Safari II LLC, 3.579%, 7/23/2020	181,422
1,500,000	Time Warner Cable, Inc., Company Guarantee, 5.00%, 2/1/2020	1,552,599
	TOTAL	1,734,021
	Communications - Media & Entertainment—0.2%
195,000	21st Century Fox America, Inc., Sr. Unsecd. Note, 4.00%, 10/1/2023	200,710
400,000	British Sky Broadcasting Group PLC, Series 144A, 2.625%, 9/16/2019	399,106
125,000	Time Warner, Inc., Company Guarantee, 6.875%, 6/15/2018	126,507
100,000	Walt Disney Co., Sr. Unsecd. Note, Series MTN, 3.75%, 6/1/2021	102,931
	TOTAL	829,254
	Communications - Telecom Wireless—0.3%
200,000	American Tower Corp., Sr. Unsecd. Note, 3.40%, 2/15/2019	201,020
450,000	Crown Castle International Corp., Sr. Unsecd. Note, 2.25%, 9/1/2021	436,513
520,000	Orange SA, Sr. Unsecd. Note, 5.375%, 7/8/2019	537,878
	TOTAL	1,175,411
	Communications - Telecom Wirelines—0.6%
770,000	AT&T, Inc., Sr. Unsecd. Note, 2.85%, 2/14/2023	767,205
850,000	AT&T, Inc., Sr. Unsecd. Note, 3.20%, 3/1/2022	845,595
60,000	CenturyLink, Inc., Sr. Note, Series Q, 6.15%, 9/15/2019	62,250
95,000	Rogers Communications, Inc., Company Guarantee, 6.80%, 8/15/2018	96,811
475,000	Verizon Communications, Inc., Sr. Unsecd. Note, 4.15%, 3/15/2024	489,765
	TOTAL	2,261,626
	Consumer Cyclical - Automotive—1.8%
1,000,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 2.681%, 1/9/2020	993,345
2,000,000	General Motors Financial Co., Inc., Sr. Unsecd. Note, 2.40%, 4/10/2018	2,000,278
500,000	General Motors Financial Co., Inc., Sr. Unsecd. Note, 3.20%, 7/13/2020	500,270
775,000	Hyundai Capital America, Sr. Unsecd. Note, Series 144A, 2.60%, 3/19/2020	765,202
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Consumer Cyclical - Automotive—continued
$250,000		Hyundai Capital America, Sr. Unsecd. Note, Series 144A, 2.875%, 8/9/2018	$250,266
800,000		Nissan Motor Acceptance Corp., Sr. Unsecd. Note, Series 144A, 2.25%, 1/13/2020	793,866
1,000,000		RCI Banque SA, Sr. Unsecd. Note, Series 144A, 3.50%, 4/3/2018	1,001,006
		TOTAL	6,304,233
		Consumer Cyclical - Lodging—0.2%
619,000		Choice Hotels International, Inc., Company Guarantee, 5.70%, 8/28/2020	652,271
75,000		Marriott International, Inc., Sr. Unsecd. Note, 3.00%, 3/1/2019	75,207
		TOTAL	727,478
		Consumer Cyclical - Retailers—0.9%
500,000		Advance Auto Parts, Inc., 4.50%, 12/1/2023	517,521
250,000	[1]	Alimentation Couche-Tard, Inc., Sr. Unsecd. Note, Series 144A, 2.074%, (3-month USLIBOR +0.500%), 12/13/2019	250,340
780,000		Alimentation Couche-Tard, Inc., Sr. Unsecd. Note, Series 144A, 2.70%, 7/26/2022	755,763
320,000		AutoZone, Inc., Sr. Secd. Note, 1.625%, 4/21/2019	316,415
1,250,000		CVS Health Corp., Sr. Unsecd. Note, 2.80%, 7/20/2020	1,241,913
		TOTAL	3,081,952
		Consumer Cyclical - Services—1.3%
1,250,000		Alibaba Group Holding Ltd., Sr. Unsecd. Note, 2.50%, 11/28/2019	1,244,963
1,500,000		Amazon.com, Inc., Sr. Unsecd. Note, Series 144A, 2.40%, 2/22/2023	1,449,784
500,000		Expedia, Inc., Company Guarantee, 5.95%, 8/15/2020	532,095
1,250,000		Visa, Inc., Sr. Unsecd. Note, 2.20%, 12/14/2020	1,233,954
		TOTAL	4,460,796
		Consumer Non-Cyclical - Food/Beverage—1.9%
430,000		Flowers Foods, Inc., Sr. Unsecd. Note, 4.375%, 4/1/2022	445,783
300,000		Grupo Bimbo SAB de CV, Sr. Unsecd. Note, Series 144A, 4.50%, 1/25/2022	311,452
1,000,000		Kerry Group Financial Services, Sr. Unsecd. Note, Series 144A, 3.20%, 4/9/2023	986,178
1,320,000		McCormick & Co., Inc., Sr. Unsecd. Note, 2.70%, 8/15/2022	1,293,977
1,230,000		Molson Coors Brewing Co., Sr. Unsecd. Note, 2.10%, 7/15/2021	1,186,471
660,000		Mondelez International Holdings Netherlands BV, Sr. Unsecd. Note, Series 144A, 2.00%, 10/28/2021	634,253
700,000		Smithfield Foods, Inc., Sr. Unsecd. Note, Series 144A, 3.35%, 2/1/2022	688,457
640,000		Tyson Foods, Inc., 2.65%, 8/15/2019	638,459
Semi-Annual Shareholder Report

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Consumer Non-Cyclical - Food/Beverage—continued
$475,000	Tyson Foods, Inc., Sr. Unsecd. Note, 4.50%, 6/15/2022	$496,107
	TOTAL	6,681,137
	Consumer Non-Cyclical - Health Care—1.3%
750,000	Bayer US Finance LLC, Unsecd. Note, Series 144A, 2.375%, 10/8/2019	743,959
1,625,000	Becton Dickinson & Co., Sr. Unsecd. Note, 2.894%, 6/6/2022	1,584,845
140,000	Laboratory Corp. of America Holdings, Sr. Unsecd. Note, 3.75%, 8/23/2022	142,708
750,000	Thermo Fisher Scientific, Inc., Sr. Unsecd. Note, 3.30%, 2/15/2022	751,384
1,275,000	Zimmer Biomet Holdings, Inc., Sr. Unsecd. Note, 2.70%, 4/1/2020	1,265,575
	TOTAL	4,488,471
	Consumer Non-Cyclical - Pharmaceuticals—2.6%
1,500,000	Abbott Laboratories, Sr. Unsecd. Note, 2.90%, 11/30/2021	1,488,662
1,250,000	AbbVie, Inc., Sr. Unsecd. Note, 2.50%, 5/14/2020	1,239,579
1,000,000	Actavis Funding SCS, Sr. Unsecd. Note, 3.00%, 3/12/2020	999,874
1,395,000	AstraZeneca PLC, Sr. Unsecd. Note, 2.375%, 6/12/2022	1,353,359
730,000	Biogen Idec, Inc., Sr. Unsecd. Note, 2.90%, 9/15/2020	728,917
1,250,000	Celgene Corp., Sr. Unsecd. Note, 2.875%, 8/15/2020	1,247,612
1,080,000	Shire Acquisitions Investments Ireland DAC, Sr. Unsecd. Note, 2.40%, 9/23/2021	1,043,889
1,000,000	Teva Pharmaceutical Finance III BV, Sr. Unsecd. Note, 2.20%, 7/21/2021	927,443
	TOTAL	9,029,335
	Consumer Non-Cyclical - Products—0.7%
720,000	Church and Dwight, Inc., Sr. Unsecd. Note, 2.45%, 8/1/2022	698,551
420,000	Newell Rubbermaid, Inc., Sr. Unsecd. Note, 3.15%, 4/1/2021	415,905
1,250,000	Reckitt Benckiser Treasury Services PLC, Sr. Unsecd. Note, Series 144A, 2.375%, 6/24/2022	1,197,281
260,000	Stanley Black & Decker, Inc., Sub. Note, 1.622%, 11/17/2018	258,437
	TOTAL	2,570,174
	Consumer Non-Cyclical - Supermarkets—0.3%
100,000	Kroger Co., Note, 6.80%, 12/15/2018	103,442
990,000	Kroger Co., Sr. Unsecd. Note, 2.80%, 8/1/2022	969,453
	TOTAL	1,072,895
	Consumer Non-Cyclical - Tobacco—0.5%
15,000	Altria Group, Inc., 9.25%, 8/6/2019	16,369
1,100,000	Bat Capital Corp., Sr. Unsecd. Note, Series 144A, 2.764%, 8/15/2022	1,069,740
50,000	Philip Morris International, Inc., 5.65%, 5/16/2018	50,357
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Consumer Non-Cyclical - Tobacco—continued
$673,000		Reynolds American, Inc., Sr. Unsecd. Note, 3.25%, 6/12/2020	$675,373
		TOTAL	1,811,839
		Energy - Independent—0.5%
500,000		Anadarko Petroleum Corp., Sr. Unsecd. Note, 4.85%, 3/15/2021	522,078
840,000		Canadian Natural Resources Ltd., Sr. Unsecd. Note, 2.95%, 1/15/2023	821,910
250,000		Marathon Oil Corp., Sr. Unsecd. Note, 2.70%, 6/1/2020	247,890
		TOTAL	1,591,878
		Energy - Integrated—0.8%
500,000		BP Capital Markets PLC, Sr. Unsecd. Note, 3.994%, 9/26/2023	517,673
600,000		Husky Energy, Inc., 4.00%, 4/15/2024	608,901
880,000		Husky Energy, Inc., Sr. Unsecd. Note, 3.95%, 4/15/2022	900,292
750,000		Petrobras International Finance Co., Sr. Unsecd. Note, 5.375%, 1/27/2021	774,375
125,000		Petroleos Mexicanos, Sr. Unsecd. Note, 4.875%, 1/18/2024	127,187
		TOTAL	2,928,428
		Energy - Midstream—0.8%
1,200,000		Andeavor Logistics LP, Sr. Unsecd. Note, 3.50%, 12/1/2022	1,182,215
225,000		Columbia Pipeline Group, Inc., 3.30%, 6/1/2020	225,963
150,000		Energy Transfer Partners LP, Sr. Unsecd. Note, 4.90%, 2/1/2024	155,219
500,000		Enterprise Products Operating LLC, Sr. Unsecd. Note, 2.55%, 10/15/2019	497,905
50,000		Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 5.80%, 3/1/2021	53,541
50,000		Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 6.85%, 2/15/2020	53,509
750,000		MPLX LP, Sr. Unsecd. Note, 5.50%, 2/15/2023	769,528
		TOTAL	2,937,880
		Energy - Oil Field Services—0.7%
1,400,000		Halliburton Co., Sr. Unsecd. Note, 3.80%, 11/15/2025	1,401,564
275,000		Nabors Industries, Inc., Company Guarantee, 5.00%, 9/15/2020	277,062
500,000		Nabors Industries, Inc., Sr. Unsecd. Note, 4.625%, 9/15/2021	490,000
300,000		Nabors Industries, Inc., Sr. Unsecd. Note, 5.10%, 9/15/2023	291,000
		TOTAL	2,459,626
		Energy - Refining—0.3%
100,000		Marathon Petroleum Corp., Sr. Unsecd. Note, 5.125%, 3/1/2021	105,990
600,000	[1]	Phillips 66, Sr. Unsecd. Note, Series 144A, 2.472%, (3-month USLIBOR +0.750%), 4/15/2020	600,210
200,000		Valero Energy Corp., 9.375%, 3/15/2019	213,534
		TOTAL	919,734
Semi-Annual Shareholder Report

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Financial Institution - Banking—7.6%
$143,000	American Express Co., 2.65%, 12/2/2022	$139,042
1,500,000	American Express Credit Corp., Sr. Unsecd. Note, Series MTN, 2.70%, 3/3/2022	1,471,862
930,000	Associated Banc-Corp., Sr. Unsecd. Note, 2.75%, 11/15/2019	927,950
335,000	BB&T Corp., Sr. Unsecd. Note, Series MTN, 2.25%, 2/1/2019	334,033
980,000	BB&T Corp., Sr. Unsecd. Note, Series MTN, 2.75%, 4/1/2022	966,608
500,000	Bank of America Corp., Sr. Unsecd. Note, 2.738%, 1/23/2022	494,897
539,000	Bank of America Corp., Sr. Unsecd. Note, Series 144A, 3.004%, 12/20/2023	527,738
1,825,000	Bank of America Corp., Sr. Unsecd. Note, Series MTN, 3.124%,1/20/2023	1,815,293
1,100,000	Bank of New York Mellon Corp., Sr. Unsecd. Note, Series MTN, 2.661%, 5/16/2023	1,073,188
250,000	Capital One Bank, Sr. Unsecd. Note, Series BKNT, 2.15%, 11/21/2018	249,501
1,200,000	Capital One Bank, Sub. Note, 3.375%, 2/15/2023	1,184,086
300,000	Capital One Financial Corp., Sr. Unsecd. Note, 2.45%, 4/24/2019	298,968
50,000	Citigroup, Inc., Sr. Note, 5.375%, 8/9/2020	52,758
750,000	Citigroup, Inc., Sr. Unsecd. Note, 2.35%, 8/2/2021	731,200
500,000	Citigroup, Inc., Sr. Unsecd. Note, 2.876%, 7/24/2023	488,509
400,000	Citigroup, Inc., Sub. Note, 4.05%, 7/30/2022	409,619
250,000	Citizens Bank NA, Sr. Unsecd. Note, Series BKNT, 2.55%, 5/13/2021	245,242
670,000	Citizens Financial Group, Inc., Sr. Unsecd. Note, 2.375%, 7/28/2021	654,123
100,000	City National Corp., Sr. Unsecd. Note, 5.25%, 9/15/2020	106,017
500,000	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 2.908%, 6/5/2023	487,860
500,000	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 3.625%, 1/22/2023	504,473
250,000	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 5.25%, 7/27/2021	266,566
1,125,000	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 5.75%, 1/24/2022	1,220,908
1,010,000	Huntington Bancshares, Inc., Sub. Note, 7.00%, 12/15/2020	1,113,351
350,000	Huntington National Bank, Sr. Unsecd. Note, 2.20%, 4/1/2019	348,244
250,000	JPMorgan Chase & Co., Sr. Unsecd. Note, 2.35%, 1/28/2019	249,763
200,000	JPMorgan Chase & Co., Sr. Unsecd. Note, 3.20%, 1/25/2023	199,087
1,200,000	JPMorgan Chase & Co., Sr. Unsecd. Note, 4.50%, 1/24/2022	1,255,565
100,000	JPMorgan Chase & Co., Sr. Unsecd. Note, 6.30%, 4/23/2019	104,248
725,000	JPMorgan Chase & Co., Sub. Note, 3.375%, 5/1/2023	719,112
250,000	MUFG Union Bank, N.A., Sr. Unsecd. Note, 2.625%, 9/26/2018	250,171
1,500,000	Morgan Stanley, Sr. Unsecd. Note, 2.125%, 4/25/2018	1,499,980
500,000	Morgan Stanley, Sr. Unsecd. Note, Series GMTN, 3.125%, 1/23/2023	492,476
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Financial Institution - Banking—continued
$165,000	[1]	Morgan Stanley, Sr. Unsecd. Note, Series MTN, 3.141%, (3-month USLIBOR +1.400%), 10/24/2023	$170,340
500,000		Morgan Stanley, Sub. Note, Series MTN, 4.10%, 5/22/2023	509,655
1,000,000		PNC Bank, N.A., Series BKNT, 2.15%, 4/29/2021	974,088
1,100,000		Regions Financial Corp., Sr. Unsecd. Note, 2.75%, 8/14/2022	1,073,493
700,000		SunTrust Banks, Inc., Sr. Unsecd. Note, 2.50%, 5/1/2019	698,903
750,000		U.S. Bancorp, Sr. Unsecd. Note, Series V, 2.625%, 1/24/2022	739,072
750,000	[1]	Wells Fargo & Co., Sr. Unsecd. Note, 3.002%, (3-month USLIBOR +1.230%), 10/31/2023	769,226
750,000		Wells Fargo & Co., Sr. Unsecd. Note, 3.069%, 1/24/2023	739,831
350,000		Wells Fargo & Co., Sr. Unsecd. Note, Series MTN, 4.60%, 4/1/2021	365,452
		TOTAL	26,922,498
		Financial Institution - Broker/Asset Mgr/Exchange—0.6%
315,000		CBOE Holdings, Inc., 1.95%, 6/28/2019	311,875
1,000,000		TD Ameritrade Holding Corp., Sr. Unsecd. Note, 2.95%, 4/1/2022	993,846
925,000		TIAA Asset Management Finance Co. LLC, Sr. Unsecd. Note, Series 144A, 2.95%, 11/1/2019	925,803
		TOTAL	2,231,524
		Financial Institution - Finance Companies—0.2%
420,000		AerCap Ireland Capital Ltd./AerCap Global Aviation Trust, Sr. Unsecd. Note, 3.95%, 2/1/2022	424,581
405,000		GE Capital International Funding Co., Sr. Unsecd. Note, 2.342%, 11/15/2020	396,350
		TOTAL	820,931
		Financial Institution - Insurance - Life—1.9%
500,000		Aflac, Inc., Sr. Unsecd. Note, 3.625%, 6/15/2023	509,035
1,500,000		American International Group, Inc., Sr. Unsecd. Note, 4.875%, 6/1/2022	1,590,721
1,000,000		Lincoln National Corp., Sr. Secd. Note, 8.75%, 7/1/2019	1,079,375
500,000		MET Life Global Funding I, Series 144A, 1.75%, 9/19/2019	493,533
1,000,000		Mass Mutual Global Funding II, Series 144A, 2.00%, 4/15/2021	972,490
150,000		MetLife, Inc., Sr. Unsecd. Note, Series A, 6.817%, 8/15/2018	152,888
335,000		PRICOA Global Funding I, Series 144A, 2.45%, 9/21/2022	325,352
1,000,000		Principal Financial Group, Inc., Sr. Unsecd. Note, 3.125%, 5/15/2023	983,481
500,000		Principal Financial Group, Inc., Sr. Unsecd. Note, 3.30%, 9/15/2022	496,798
		TOTAL	6,603,673
		Financial Institution - Insurance - P&C—1.1%
720,000		Berkshire Hathaway, Inc., Sr. Unsecd. Note, 2.20%, 3/15/2021	708,601
Semi-Annual Shareholder Report

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Financial Institution - Insurance - P&C—continued
$800,000	Chubb INA Holdings, Inc., 2.30%, 11/3/2020	$791,283
50,000	Chubb Ltd., Sr. Unsecd. Note, 5.75%, 5/15/2018	50,368
1,000,000	Hartford Financial Services Group, Inc., Sr. Unsecd. Note, 5.125%, 4/15/2022	1,069,322
750,000	Liberty Mutual Group, Inc., Series 144A, 4.95%, 5/1/2022	793,758
500,000	Liberty Mutual Group, Inc., Sr. Unsecd. Note, Series 144A, 4.25%, 6/15/2023	515,108
	TOTAL	3,928,440
	Financial Institution - REIT - Healthcare—0.2%
150,000	Health Care REIT, Inc., Sr. Unsecd. Note, 4.125%, 4/1/2019	151,691
700,000	Healthcare Trust of America, 3.70%, 4/15/2023	701,444
	TOTAL	853,135
	Financial Institution - REIT - Office—0.1%
250,000	Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 4.60%, 4/1/2022	261,395
	Financial Institution - REIT - Other—0.1%
300,000	WP Carey, Inc., Sr. Unsecd. Note, 4.60%, 4/1/2024	310,865
	Financial Institution - REIT - Retail—0.1%
190,000	Kimco Realty Corp., Sr. Unsecd. Note, 3.40%, 11/1/2022	190,791
100,000	Regency Centers LP, Company Guarantee, 4.80%, 4/15/2021	104,470
	TOTAL	295,261
	Sovereign—0.1%
475,000	Corp Andina De Fomento, Sr. Unsecd. Note, 4.375%, 6/15/2022	499,823
	Technology—3.0%
1,150,000	Apple, Inc., Sr. Unsecd. Note, 1.55%, 8/4/2021	1,102,637
1,000,000	Autodesk, Inc., Sr. Unsecd. Note, 3.125%, 6/15/2020	1,003,015
333,000	BMC Software, Inc., 7.25%, 6/1/2018	335,664
490,000	Diamond 1 Finance Corp./Diamond 2 Finance Corp., Sr. Secd. Note, Series 144A, 4.42%, 6/15/2021	500,445
630,000	Equifax, Inc., Sr. Unsecd. Note, 2.30%, 6/1/2021	613,575
1,000,000	Fidelity National Information Services, Inc., Sr. Unsecd. Note, 2.85%, 10/15/2018	1,001,785
750,000	Intel Corp., 3.30%, 10/1/2021	764,269
1,000,000	Keysight Technologies, Inc., 3.30%, 10/30/2019	1,003,549
1,300,000	Microsoft Corp., 1.85%, 2/12/2020	1,286,387
1,250,000	Molex Electronics Technologies LLC, Sr. Unsecd. Note, Series 144A, 2.878%, 4/15/2020	1,244,124
1,000,000	Oracle Corp., Sr. Unsecd. Note, 1.90%, 9/15/2021	966,946
Semi-Annual Shareholder Report

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Technology—continued
$720,000	Total System Services, Inc., Sr. Unsecd. Note, 3.80%, 4/1/2021	$729,940
150,000	Verisk Analytics, Inc., Sr. Unsecd. Note, 4.125%, 9/12/2022	154,528
	TOTAL	10,706,864
	Transportation - Railroads—0.1%
190,000	Union Pacific Corp., Sr. Unsecd. Note, 2.25%, 2/15/2019	189,512
	Transportation - Services—0.7%
500,000	Enterprise Rent-A-Car USA Finance Co., Sr. Unsecd. Note, Series 144A, 2.35%, 10/15/2019	496,026
1,500,000	Penske Truck Leasing Co., LP & PTL Finance Corp., Series 144A, 2.50%, 6/15/2019	1,496,499
300,000	Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 2.45%, 11/15/2018	300,286
210,000	Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 2.80%, 3/1/2022	206,457
	TOTAL	2,499,268
	Utility - Electric—3.5%
500,000	AEP Texas, Inc., Sr. Unsecd. Note, Series WI, 2.40%, 10/1/2022	482,923
850,000	Alabama Power Co., Sr. Unsecd. Note, Series 17A, 2.45%, 3/30/2022	830,982
870,000	Ameren Corp., Sr. Unsecd. Note, 2.70%, 11/15/2020	865,349
605,000	Consolidated Edison Co., Sr. Unsecd. Note, 2.00%, 5/15/2021	587,443
1,000,000	Duke Energy Corp., Sr. Unsecd. Note, 1.80%, 9/1/2021	957,353
460,000	Emera US Finance LP, Sr. Unsecd. Note, 2.70%, 6/15/2021	451,671
930,000	Enel Finance International NV, Sr. Unsecd. Note, Series 144A, 2.875%, 5/25/2022	913,066
710,000	EverSource Energy, Sr. Unsecd. Note, 2.50%, 3/15/2021	700,055
750,000	Exelon Generation Co. LLC, Sr. Unsecd. Note, 4.25%, 6/15/2022	775,233
410,000	Fortis, Inc., Sr. Unsecd. Note, 2.10%, 10/4/2021	394,621
460,000	National Rural Utilities Cooperative Finance Corp., Sr. Unsecd. Note, 2.95%, 2/7/2024	451,167
440,000	NextEra Energy Capital Holdings, Inc., Sr. Unsecd. Note, 2.30%, 4/1/2019	438,650
250,000	NextEra Energy Capital Holdings, Inc., Sr. Unsecd. Note, 2.70%, 9/15/2019	249,868
450,000	PPL Capital Funding, Inc., Sr. Unsecd. Note, 4.20%, 6/15/2022	467,462
135,000	PSEG Power LLC, Sr. Unsecd. Note, 2.45%, 11/15/2018	135,058
1,000,000	Public Service Enterprises Group, Inc., Sr. Unsecd. Note, 2.00%, 11/15/2021	955,814
1,000,000	TECO Finance, Inc., Company Guarantee, 5.15%, 3/15/2020	1,040,459
300,000	UIL Holdings Corp., Sr. Unsecd. Note, 4.625%, 10/1/2020	310,788
1,250,000	Wisconsin Energy Corp., Sr. Unsecd. Note, 2.45%, 6/15/2020	1,242,790
	TOTAL	12,250,752
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Utility - Natural Gas—1.0%
$100,000		Atmos Energy Corp., 8.50%, 3/15/2019	$105,993
600,000		Enbridge Energy Partners LP, Sr. Unsecd. Note, 4.20%, 9/15/2021	615,087
1,200,000		National Fuel Gas Co., Sr. Unsecd. Note, 3.75%, 3/1/2023	1,193,519
250,000		Sempra Energy, Sr. Unsecd. Note, 2.85%, 11/15/2020	250,404
75,000		Sempra Energy, Sr. Unsecd. Note, 9.80%, 2/15/2019	79,955
1,350,000		TransCanada PipeLines Ltd., Sr. Unsecd. Note, 2.125%, 11/15/2019	1,336,786
		TOTAL	3,581,744
		TOTAL CORPORATE BONDS (IDENTIFIED COST $143,195,507)	142,317,248
		ASSET-BACKED SECURITY—0.2%
750,000	[1]	PFS Financing Corp. 2018-A, Class A, 1.979%, (1-month USLIBOR +0.400%), 2/15/2022 (IDENTIFIED COST $750,000)	750,750
		COLLATERALIZED MORTGAGE OBLIGATIONS—1.8%
		Commercial Mortgage—1.8%
1,300,000		Citigroup Commercial Mortgage Trust 2013-GC11, Class B, 3.732%, 4/10/2046	1,297,166
400,000		Commercial Mortgage Pass-Through Certificates 2012-LC4, Class AM, 4.063%, 12/10/2044	408,824
175,000		Commercial Mortgage Pass-Through Certificates 2012-LC4, Class B, 4.934%, 12/10/2044	181,367
750,000		Commercial Mortgage Trust 2013-CR8, Class B, 3.960%, 6/10/2046	761,468
2,000,000		Commercial Mortgage Trust 2014-LC17, Class A2, 3.164%, 10/10/2047	2,008,869
450,000		Morgan Stanley Capital I 2012-C4, Class AS, 3.773%, 3/15/2045	457,940
735,000		UBS-Barclays Commercial Mortgage Trust 2013-C6, Class B, 3.875%, 4/10/2046	735,943
159,154		UBS-Citigroup Commercial Mortgage Trust 2011-C1, Class A3, 3.595%, 1/10/2045	161,375
38,582		Wells Fargo Commercial Mortgage Trust 2010-C1, Class A1, 3.349%, 11/15/2043	38,883
300,000		Wells Fargo Commercial Mortgage Trust 2010-C1, Class A2, 4.393%, 11/15/2043	310,416
		TOTAL	6,362,251
		Government Agency—0.0%
55,877	[1]	Federal Home Loan Mortgage Corp. REMIC 3397, Class FC, 2.188%, (1-month USLIBOR +0.600%), 12/15/2037	56,311
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $6,523,806)	6,418,562
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		MORTGAGE-BACKED SECURITIES—1.2%
		Federal National Mortgage Association—1.2%
$2,719,057		Federal National Mortgage Association, Pool AS2976, 4.00%, 8/1/2044	$2,804,558
1,520,430		Federal National Mortgage Association, Pool AW0029, 3.50%, 7/1/2044	1,523,828
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $4,424,409)	4,328,386
		U.S. TREASURIES—43.7%
6,312,660		U.S. Treasury Inflation-Protected Note, 0.125%, 4/15/2019	6,316,561
5,263,650		U.S. Treasury Inflation-Protected Note, 0.125%, 4/15/2020	5,246,115
7,500,000		United States Treasury Note, 1.00%, 3/15/2019	7,413,662
15,000,000		United States Treasury Note, 1.125%, 2/28/2021	14,433,846
6,575,000		United States Treasury Note, 1.125%, 7/31/2021	6,280,391
10,500,000		United States Treasury Note, 1.25%, 3/31/2021	10,128,184
8,500,000		United States Treasury Note, 1.375%, 3/31/2020	8,341,441
5,500,000		United States Treasury Note, 1.375%, 8/31/2020	5,369,967
5,000,000		United States Treasury Note, 1.375%, 9/15/2020	4,880,158
10,000,000		United States Treasury Note, 1.375%, 5/31/2021	9,657,146
23,500,000		United States Treasury Note, 1.625%, 12/31/2019	23,237,338
6,500,000		United States Treasury Note, 1.625%, 5/31/2023	6,165,402
10,000,000		United States Treasury Note, 1.75%, 11/15/2020	9,834,783
3,000,000		United States Treasury Note, 1.75%, 5/31/2022	2,897,297
7,500,000		United States Treasury Note, 1.875%, 2/28/2022	7,300,254
7,500,000		United States Treasury Note, 1.875%, 9/30/2022	7,256,075
3,000,000		United States Treasury Note, 2.00%, 2/28/2021	2,962,738
4,950,000		United States Treasury Note, 2.00%, 10/31/2022	4,811,361
3,000,000		United States Treasury Note, 2.00%, 11/30/2022	2,914,664
2,500,000	[2]	United States Treasury Note, 2.125%, 6/30/2022	2,451,367
2,500,000		United States Treasury Note, 2.625%, 2/28/2023	2,497,168
4,000,000		United States Treasury Note, 1.875%, 3/31/2022	3,890,344
		TOTAL U.S. TREASURIES (IDENTIFIED COST $158,156,367)	154,286,262
		INVESTMENT COMPANIES—12.3%
570,597		Federated Bank Loan Core Fund	5,774,436
5,021,143		Federated Institutional Prime Value Obligations Fund, Institutional Shares, 1.55%[3]	5,021,143
1,918,914		Federated Mortgage Core Portfolio	18,402,385
886,369		Federated Project and Trade Finance Core Fund	8,039,368
Semi-Annual Shareholder Report

Principal Amount or Shares		Value
	INVESTMENT COMPANIES—continued
978,707	High Yield Bond Portfolio	$6,175,641
	TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $44,535,487)	43,412,973
	TOTAL INVESTMENT IN SECURITIES-99.5% (IDENTIFIED COST $357,585,576)[4]	351,514,181
	OTHER ASSETS AND LIABILITIES-NET—0.5%[5]	1,718,954
	TOTAL NET ASSETS—100%	$353,233,135
At February 28, 2018, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Value and Unrealized Appreciation (Depreciation)
[6]United States Treasury Long Bond Short Futures	25	$3,585,938	June 2018	$(32,676)
[6]United States Treasury Notes 10-Year Short Futures	125	$15,005,859	June 2018	17,286
NET UNREALIZED DEPRECIATION ON FUTURES CONTRACTS				$(15,390)
Net Unrealized Depreciation on Futures Contracts is included in “Other Assets and Liabilities–Net.”
Semi-Annual Shareholder Report

Affiliated fund holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with affiliated fund holdings during the period ended February 28, 2018, were as follows:
	Balance of Shares Held 8/31/2017	Purchases/ Additions	Sales/ Reductions
Federated Bank Loan Core Fund	556,498	14,099	—
Federated Institutional Prime Value Obligations Fund, Institutional Shares	21,183,150	55,388,816	(71,550,823)
Federated Mortgage Core Portfolio	1,375,990	542,924	—
Federated Project and Trade Finance Core Fund	867,018	19,351	—
High Yield Bond Portfolio	949,741	28,966	—
Total of Affiliated Transactions	24,932,397	55,994,156	(71,550,823)
Semi-Annual Shareholder Report

Balance of Shares Held 2/28/2018	Value	Change in Unrealized Appreciation/ Depreciation	Net Realized Gain/(Loss)	Dividend Income
570,597	$5,774,436	$16,925	$—	$142,448
5,021,143	$5,021,143	$(444)	$(4,805)	$95,639
1,918,914	$18,402,385	$(419,382)	$—	$199,436
886,369	$8,039,368	$(86,998)	$—	$175,793
978,707	$6,175,641	$(145,285)	$—	$185,561
9,375,730	$43,412,973	$(635,184)	$(4,805)	$798,877
1	Floating/variable note with current rate and current maturity or next reset date shown.
2	Pledged as collateral to ensure the Fund is able to satisfy the obligations of its outstanding short futures contracts.
3	7-day net yield.
4	Also represents cost for federal tax purposes.
5	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
6	Non-income-producing security.
Note: The categories of investments are shown as a percentage of total net assets at February 28, 2018.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Semi-Annual Shareholder Report

The following is a summary of the inputs used, as of February 28, 2018, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Corporate Bonds	$—	$142,317,248	$—	$142,317,248
Asset-Backed Securities	—	750,750	—	750,750
Collateralized Mortgage Obligations	—	6,418,562	—	6,418,562
Mortgage-Backed Securities	—	4,328,386	—	4,328,386
U.S. Treasuries	—	154,286,262	—	154,286,262
Investment Companies[1]	5,021,143	—	—	43,412,973
TOTAL SECURITIES	$5,021,143	$308,101,208	$—	$351,514,181
Other Financial Instruments[2]
Assets	$17,286	$—	$—	$17,286
Liabilities	(32,676)	—	—	(32,676)
TOTAL OTHER FINANCIAL INSTRUMENTS	$(15,390)	$—	$—	$(15,390)
1	As permitted by U.S. generally accepted accounting principles (GAAP), Investment Companies valued at $38,391,830 are measured at fair value using the net asset value (NAV) per share practical expedient and have not been categorized in the chart above but are included in the Total column. The amount included herein is intended to permit reconciliation of the fair value classifications to the amounts presented on the Statement of Assets and Liabilities. The price of shares redeemed in Federated Bank Loan Core Fund, Federated Mortgage Core Portfolio and High Yield Bond Portfolio is the next determined NAV after receipt of a shareholder redemption request. The price of shares redeemed of Federated Project and Trade Finance Core Fund may be determined as of the closing NAV of the fund up to twenty-four days after receipt of a shareholder redemption request.
2	Other financial instruments are futures contracts.
The following acronyms are used throughout this portfolio:
BKNT	—Bank Notes
GMTN	—Global Medium Term Note
LIBOR	—London Interbank Offered Rate
MTN	—Medium Term Note
REIT	—Real Estate Investment Trust
REMIC	—Real Estate Mortgage Investment Conduit
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Class A Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 2/28/2018	Year Ended August 31,
		2017	2016	2015	2014[1]
Net Asset Value, Beginning of Period	$10.37	$10.43	$10.34	$10.63	$10.53
Income From Investment Operations:
Net investment income	0.09	0.18	0.23[2]	0.25[2]	0.16[2]
Net realized and unrealized gain (loss)	(0.19)	(0.06)	0.10	(0.29)	0.09
TOTAL FROM INVESTMENT OPERATIONS	(0.10)	0.12	0.33	(0.04)	0.25
Less Distributions:
Distributions from net investment income	(0.09)	(0.18)	(0.24)	(0.25)	(0.15)
Net Asset Value, End of Period	$10.18	$10.37	$10.43	$10.34	$10.63
Total Return[3]	(0.98)%	1.16%	3.23%	(0.34)%	2.34%
Ratios to Average Net Assets:
Net expenses	0.62%[4]	0.61%	0.61%	0.60%	0.60%[4]
Net investment income	1.74%[4]	1.73%	2.22%	2.41%	2.53%[4]
Expense waiver/reimbursement[5]	0.15%[4]	0.16%	0.17%	0.16%	0.24%[4]
Supplemental Data:
Net assets, end of period (000 omitted)	$26,988	$27,334	$26,374	$16,654	$9,609
Portfolio turnover	10%	11%	30%	23%	51%[6]
1	Reflects operations for the period from January 31, 2014 (date of initial investment) to August 31, 2014.
2	Per share numbers have been calculated using the average shares method.
3	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
4	Computed on an annualized basis.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
6	Portfolio turnover is calculated at the Fund level. Percentage indicated was calculated for the year August 31, 2014.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 2/28/2018	Year Ended August 31,
		2017	2016	2015	2014	2013
Net Asset Value, Beginning of Period	$10.37	$10.43	$10.33	$10.63	$10.37	$10.68
Income From Investment Operations:
Net investment income	0.10	0.20	0.26[1]	0.28[1]	0.28[1]	0.19
Net realized and unrealized gain (loss)	(0.20)	(0.06)	0.10	(0.30)	0.26	(0.31)
TOTAL FROM INVESTMENT OPERATIONS	(0.10)	0.14	0.36	(0.02)	0.54	(0.12)
Less Distributions:
Distributions from net investment income	(0.10)	(0.20)	(0.26)	(0.28)	(0.26)	(0.19)
Distributions from net realized gain	—	—	—	—	(0.02)	—
TOTAL DISTRIBUTIONS	(0.10)	(0.20)	(0.26)	(0.28)	(0.28)	(0.19)
Net Asset Value, End of Period	$10.17	$10.37	$10.43	$10.33	$10.63	$10.37
Total Return[2]	(0.95)%	1.41%	3.59%	(0.19)%	5.24%	(1.17)%
Ratios to Average Net Assets:
Net expenses	0.37%[3]	0.36%	0.36%	0.35%	0.35%	0.30%
Net investment income	1.99%[3]	1.98%	2.51%	2.64%	2.65%	1.81%
Expense waiver/reimbursement[4]	0.16%[3]	0.20%	0.20%	0.19%	0.25%	0.32%
Supplemental Data:
Net assets, end of period (000 omitted)	$280,545	$266,383	$230,866	$203,880	$181,702	$106,396
Portfolio turnover	10%	11%	30%	23%	51%	46%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Service Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 2/28/2018	Year Ended August 31,
		2017	2016	2015	2014	2013
Net Asset Value, Beginning of Period	$10.36	$10.42	$10.33	$10.62	$10.36	$10.68
Income From Investment Operations:
Net investment income	0.09	0.18	0.23[1]	0.25[1]	0.25[1]	0.16
Net realized and unrealized gain (loss)	(0.19)	(0.06)	0.10	(0.29)	0.26	(0.32)
TOTAL FROM INVESTMENT OPERATIONS	(0.10)	0.12	0.33	(0.04)	0.51	(0.16)
Less Distributions:
Distributions from net investment income	(0.09)	(0.18)	(0.24)	(0.25)	(0.23)	(0.16)
Distributions from net realized gain	—	—	—	—	(0.02)	—
TOTAL DISTRIBUTIONS	(0.09)	(0.18)	(0.24)	(0.25)	(0.25)	(0.16)
Net Asset Value, End of Period	$10.17	$10.36	$10.42	$10.33	$10.62	$10.36
Total Return[2]	(0.98)%	1.16%	3.23%	(0.34)%	4.99%	(1.51)%
Ratios to Average Net Assets:
Net expenses	0.62%[3]	0.61%	0.61%	0.60%	0.59%	0.55%
Net investment income	1.73%[3]	1.72%	2.27%	2.36%	2.39%	1.40%
Expense waiver/reimbursement[4]	0.16%[3]	0.18%	0.20%	0.20%	0.24%	0.33%
Supplemental Data:
Net assets, end of period (000 omitted)	$16,784	$34,375	$27,975	$28,600	$50,843	$34,969
Portfolio turnover	10%	11%	30%	23%	51%	46%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Class R6 Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 2/28/2018	Year Ended August 31,
		2017*	2016	2015	2014[1]
Net Asset Value, Beginning of Period	$10.37	$10.43	$10.33	$10.63	$10.53
Income From Investment Operations:
Net investment income	0.10	0.21	0.16[2]	0.20[2]	0.19[2]
Net realized and unrealized gain (loss)	(0.20)	(0.06)	0.13	(0.30)	0.02
TOTAL FROM INVESTMENT OPERATIONS	(0.10)	0.15	0.29	(0.10)	0.21
Less Distributions:
Distributions from net investment income	(0.10)	(0.21)	(0.19)	(0.20)	(0.11)
Net Asset Value, End of Period	$10.17	$10.37	$10.43	$10.33	$10.63
Total Return[3]	(0.95)%	1.42%	2.82%	(0.93)%	2.04%
Ratios to Average Net Assets:
Net expenses	0.36%[4]	0.35%	1.11%	1.10%	1.10%[4]
Net investment income	2.00%[4]	2.00%	1.57%	1.89%	2.15%[4]
Expense waiver/reimbursement[5]	0.12%[4]	0.15%	0.15%	0.15%	0.21%[4]
Supplemental Data:
Net assets, end of period (000 omitted)	$28,915	$28,306	$753	$0[6]	$0[6]
Portfolio turnover	10%	11%	30%	23%	51%[7]
*	Prior to September 1, 2016, the Fund's Class R6 Shares were designated as Class R Shares.
1	Reflects operations for the period from January 31, 2014 (date of initial investment) to August 31, 2014.
2	Per share numbers have been calculated using the average shares method.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Computed on an annualized basis.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
6	Represents less than $1,000.
7	Portfolio turnover is calculated at the Fund level. Percentage indicated was calculated for the year ended August 31, 2014.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Assets and Liabilities
February 28, 2018 (unaudited)
Assets:
Investment in securities, at value including $43,412,973 of investment in an affiliated holding (identified cost $357,585,576)		$351,514,181
Income receivable		1,917,346
Receivable for shares sold		1,021,368
TOTAL ASSETS		354,452,895
Liabilities:
Payable for investments purchased	$116,602
Payable for shares redeemed	822,212
Payable for daily variation margin on futures contracts	53,087
Income distribution payable	51,806
Payable to adviser (Note 5)	1,810
Payable for administrative fees (Note 5)	774
Payable for Directors'/Trustees' fees (Note 5)	140
Payable for portfolio accounting fees	107,578
Payable for other service fees (Notes 2 and 5)	11,891
Accrued expenses (Note 5)	53,860
TOTAL LIABILITIES		1,219,760
Net assets for 34,722,427 shares outstanding		$353,233,135
Net Assets Consist of:
Paid-in capital		$364,973,366
Net unrealized depreciation		(6,086,785)
Accumulated net realized loss		(5,656,896)
Undistributed net investment income		3,450
TOTAL NET ASSETS		$353,233,135
Semi-Annual Shareholder Report

Statement of Assets and Liabilities–continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($26,988,364 ÷ 2,651,936 shares outstanding), no par value, unlimited shares authorized	$10.18
Offering price per share (100/99.00 of $10.18)	$10.28
Redemption proceeds per share	$10.18
Institutional Shares:
Net asset value per share ($280,545,437 ÷ 27,576,536 shares outstanding), no par value, unlimited shares authorized	$10.17
Offering price per share	$10.17
Redemption proceeds per share	$10.17
Service Shares:
Net asset value per share ($16,783,925 ÷ 1,650,950 shares outstanding), no par value, unlimited shares authorized	$10.17
Offering price per share	$10.17
Redemption proceeds per share	$10.17
Class R6 Shares:
Net asset value per share ($28,915,409 ÷ 2,843,005 shares outstanding), no par value, unlimited shares authorized	$10.17
Offering price per share	$10.17
Redemption proceeds per share	$10.17
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Operations
Six Months Ended February 28, 2018 (unaudited)
Investment Income:
Interest			$3,471,790
Dividends received from an affiliated holding (see footnotes to Portfolio of Investments)			798,877
TOTAL INCOME			4,270,667
Expenses:
Investment adviser fee (Note 5)		$541,740
Administrative fee (Note 5)		144,798
Custodian fees		8,932
Transfer agent fee (Note 2)		101,475
Directors'/Trustees' fees (Note 5)		2,814
Auditing fees		15,352
Legal fees		4,520
Portfolio accounting fees		66,947
Other service fees (Notes 2 and 5)		70,486
Share registration costs		37,388
Printing and postage		15,857
Miscellaneous (Note 5)		17,172
TOTAL EXPENSES		1,027,481
Waiver and Reimbursements:
Waiver/reimbursement of investment adviser fee (Note 5)	$(218,692)
Reimbursement of other operating expenses (Notes 2 and 5)	(62,700)
TOTAL WAIVER AND REIMBURSEMENTS		(281,392)
Net expenses			746,089
Net investment income			3,524,578
Realized and Unrealized Gain (Loss) on Investments and Futures Contracts:
Net realized loss on investments investments (including net realized loss of $(4,805) on sales of investments in an affiliated holding)			(393,886)
Net realized gain on futures contracts			979,797
Net change in unrealized appreciation of investments (including net change in unrealized depreciation of $(635,184) on investments in affiliated holdings)			(7,601,910)
Net change in unrealized depreciation of futures contracts			48,047
Net realized and unrealized loss on investments and futures contracts			(6,967,952)
Change in net assets resulting from operations			$(3,443,374)
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Changes in Net Assets
	Six Months Ended (unaudited) 2/28/2018	Year Ended 8/31/2017
Increase (Decrease) in Net Assets
Operations:
Net investment income	$3,524,578	$6,222,885
Net realized gain	585,911	1,304,191
Net change in unrealized appreciation/depreciation	(7,553,863)	(2,785,703)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	(3,443,374)	4,741,373
Distributions to Shareholders:
Distributions from net investment income
Class A Shares	(242,282)	(492,872)
Institutional Shares	(2,748,755)	(4,888,029)
Service Shares	(253,591)	(543,744)
Class R6 Shares	(282,020)	(295,320)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(3,526,648)	(6,219,965)
Share Transactions:
Proceeds from sale of shares	84,322,209	192,522,564
Net asset value of shares issued to shareholders in payment of distributions declared	3,212,015	5,518,610
Cost of shares redeemed	(83,727,940)	(126,133,003)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	3,806,284	71,908,171
Change in net assets	(3,163,738)	70,429,579
Net Assets:
Beginning of period	356,396,873	285,967,294
End of period (including undistributed net investment income of $3,450 and $5,520, respectively)	$353,233,135	$356,396,873
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Notes to Financial Statements
February 28, 2018 (unaudited)
1. ORGANIZATION
Federated Institutional Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of three diversified portfolios. The financial statements included herein are only those of Federated Short-Intermediate Total Return Bond Fund (the “Fund”). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers four classes of shares: Class A Shares, Institutional Shares, Service Shares, and Class R6 Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide total return.
Prior to their re-designation on September 1, 2016, Class R6 Shares were Class R Shares.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with GAAP.
Investment Valuation
In calculating its NAV, the Fund generally values investments as follows:
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Trustees (the “Trustees”).
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Semi-Annual Shareholder Report

Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (the “Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
Semi-Annual Shareholder Report

The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Positive or negative inflation adjustments on Treasury Inflation-Protected Securities (TIPS) are included in interest income. Distributions of net investment income, if any, are declared daily and paid monthly. Non-cash dividends included in dividend income, if any, are recorded at fair value. Amortization/accretion of premium and discount is included in investment income. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that
Semi-Annual Shareholder Report

select classes will bear certain expenses unique to those classes. The detail of the total fund expense waiver and reimbursements of $281,392 is disclosed in various locations in Note 2 and Note 5. For the six months ended February 28, 2018, transfer agent fees for the Fund were as follows:
	Transfer Agent Fees Incurred	Transfer Agent Fees Reimbursed
Class A Shares	$8,467	$(4,675)
Institutional Shares	82,218	(52,124)
Service Shares	9,125	(5,901)
Class R6 Shares	1,665	—
TOTAL	$101,475	$(62,700)
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund's Class A Shares and Service Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. For the six months ended February 28, 2018, other service fees for the Fund were as follows:
Other Service Fees Incurred
Class A Shares	$33,976
Service Shares	36,510
TOTAL	$70,486
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended February 28, 2018, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of February 28, 2018, tax years 2014 through 2017 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Semi-Annual Shareholder Report

Futures Contracts
The Fund purchases and sells financial futures contracts to manage duration risk and yield curve risk. Upon entering into a financial futures contract with a broker, the Fund is required to deposit in a segregated account, either U.S. government securities or a specified amount of Restricted cash, which is shown in the Statement of Assets and Liabilities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures contracts are exchange traded and the exchange's clearinghouse, as counterparty to all exchange traded futures contracts, guarantees the futures contracts against default.
Futures contracts outstanding at period end are listed after the Fund's Portfolio of Investments.
The average notional value of short futures contracts held by the Fund throughout the period was $19,257,533. This is based on amounts held as of each month-end throughout the six-month fiscal period.
Additional Disclosure Related to Derivative Instruments
Fair Value of Derivative Instruments
Liability
	Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments under ASC Topic 815
Interest rate contracts	Payable for daily variation margin on futures contracts	$15,390*
*	Includes cumulative depreciation of futures contracts as reported in the footnotes to the Portfolio of Investments. Only the current day's variation margin is reported within the Statement of Assets and Liabilities.
The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended February 28, 2018
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Futures Contracts
Interest rate contracts	$979,797
Semi-Annual Shareholder Report

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Futures Contracts
Interest rate contracts	$48,047
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Trustees.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated. The Fund applies investment company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
	Six Months Ended 2/28/2018		Year Ended 8/31/2017
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	786,842	$8,100,610	1,942,096	$20,131,699
Shares issued to shareholders in payment of distributions declared	20,345	208,999	40,535	419,542
Shares redeemed	(790,040)	(8,115,111)	(1,875,743)	(19,398,481)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	17,147	$194,498	106,888	$1,152,760

	Six Months Ended 2/28/2018		Year Ended 8/31/2017
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	7,173,834	$73,832,033	12,199,366	$126,198,769
Shares issued to shareholders in payment of distributions declared	241,248	2,476,516	413,439	4,278,051
Shares redeemed	(5,525,044)	(56,779,487)	(9,065,565)	(93,637,881)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	1,890,038	$19,529,062	3,547,240	$36,838,939
Semi-Annual Shareholder Report

	Six Months Ended 2/28/2018		Year Ended 8/31/2017
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	147,267	$1,514,791	1,642,200	$16,976,872
Shares issued to shareholders in payment of distributions declared	23,792	244,482	51,062	527,968
Shares redeemed	(1,836,864)	(18,833,090)	(1,060,514)	(10,969,768)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	(1,665,805)	$(17,073,817)	632,748	$6,535,072

	Six Months Ended 2/28/2018		Year Ended 8/31/2017
Class R6 Shares:	Shares	Amount	Shares	Amount
Shares sold	85,450	$874,775	2,834,823	$29,215,224
Shares issued to shareholders in payment of distributions declared	27,475	282,018	28,332	293,049
Shares redeemed	(24)	(252)	(205,271)	(2,126,873)
NET CHANGE RESULTING FROM CLASS R6 SHARE TRANSACTIONS	112,901	$1,156,541	2,657,884	$27,381,400
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	354,281	$3,806,284	6,944,760	$71,908,171
4. FEDERAL TAX INFORMATION
At February 28, 2018, the cost of investments for federal tax purposes was $357,585,576. The net unrealized depreciation of investments for federal tax purposes was $6,086,785. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $886,473 and net unrealized depreciation from investments for those securities having an excess of cost over value of $6,973,258. The amounts presented are inclusive of derivative contracts.
At August 31, 2017, the Fund had a capital loss carryforward of $6,228,505 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, a net capital loss incurred in taxable years beginning after December 22, 2010, retains its character as either short-term or long-term and does not expire. All of the Fund's capital loss carryforwards were incurred in taxable years beginning after December 22, 2010.
The following schedule summarizes the Fund's capital loss carryforwards:
Short-Term	Long-Term	Total
$2,779,506	$3,448,999	$6,228,505
Semi-Annual Shareholder Report

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.30% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the six months ended February 28, 2018, the Adviser voluntarily waived $210,703 of its fee and voluntarily reimbursed $62,700 of transfer agent fees.
The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated investment companies. For the six months ended February 28, 2018, the Adviser reimbursed $7,989.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended February 28, 2018, the annualized fee paid to FAS was 0.080% of average daily net assets of the Fund.
Prior to September 1, 2017, the breakpoints of the Administrative Fee paid to FAS, described above, were:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Semi-Annual Shareholder Report

Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class A Shares and Service Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Share Class Name	Percentage of Average Daily Net Assets of Class
Class A Shares	0.10%
Service Shares	0.05%
Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended February 28, 2018, the Fund's Class A Shares and Service Shares did not incur a distribution services fee; however, it may begin to incur this fee upon approval of the Trustees.
Sales Charges
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the six months ended February 28, 2018, FSC did not retain sales charges from the sale of the Class A Shares.
Other Service Fees
For the six months ended February 28, 2018, FSSC received $1,000 of the other service fees disclosed in Note 2.
Expense Limitation
The Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Effective November 1, 2017, total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses, line of credit expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund's Class A Shares, Institutional Shares, Service Shares and Class R6 Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.62%, 0.37%, 0.62% and 0.36% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) November 1, 2018; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Semi-Annual Shareholder Report

Directors'/Trustees' and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
6. INVESTMENT TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended February 28, 2018, were as follows:
Purchases	$14,631,325
Sales	$18,090,664
7. LINE OF CREDIT
The Fund participates with certain other Federated Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement. The LOC was made available to finance temporarily the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund's ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to the highest, on any day, of (a) (i) the federal funds effective rate, (ii) the one month London Interbank Offered Rate (LIBOR), and (iii) 0.0%, plus (b) a margin. The LOC also requires the Fund to pay, quarterly in arrears and at maturity, its pro rata share of a commitment fee based on the amount of the lenders' commitment that has not been utilized. As of February 28, 2018, the Fund had no outstanding loans. During the six months ended February 28, 2018, the Fund did not utilize the LOC.
8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of February 28, 2018, there were no outstanding loans. During the six months ended February 28, 2018, the program was not utilized.
Semi-Annual Shareholder Report

Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from September 1, 2017 to February 28, 2018.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Semi-Annual Shareholder Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 9/1/2017	Ending Account Value 2/28/2018	Expenses Paid During Period[1]
Actual:
Class A Shares	$1,000	$990.20	$3.06
Institutional Shares	$1,000	$990.50	$1.83
Service Shares	$1,000	$990.20	$3.06
Class R6 Shares	$1,000	$990.50	$1.78
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,021.70	$3.11
Institutional Shares	$1,000	$1,023.00	$1.86
Service Shares	$1,000	$1,021.70	$3.11
Class R6 Shares	$1,000	$1,023.00	$1.81
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Class A Shares	0.62%
Institutional Shares	0.37%
Service Shares	0.62%
Class R6 Shares	0.36%
Semi-Annual Shareholder Report

Evaluation and Approval of Advisory Contract–May 2017
Federated Short-Intermediate Total Return Bond Fund (the “Fund”)
Following a review and recommendation of approval by the Fund's independent trustees, the Fund's Board of Trustees (the “Board”) reviewed and unanimously approved the continuation of the Fund's investment advisory contract for an additional one-year term at its May 2017 meetings. The Board's decision regarding the contract reflects the exercise of its business judgment after considering all of the information received on whether to continue the existing arrangements.
The Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Senior Officer's Evaluation”). The Board considered the Senior Officer's Evaluation, along with other information, in deciding to approve the investment advisory contract.
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees in its decision. Using these judicial decisions as a guide, the Board has indicated that the following factors may be relevant to an adviser's fiduciary duty with respect to its receipt of compensation from a fund: (1) the nature and quality of the services provided by an adviser to a fund and its shareholders (including the performance of the Fund and of comparable funds); (2) an adviser's cost of providing the services (including the profitability to an adviser of providing advisory services to a fund); (3) the extent to which an adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been shared with a fund and its shareholders or the family of funds; (4) any “fall-out financial benefits” that accrue to an adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of an adviser for services rendered to a fund); (5) comparative fee and expense structures (including a comparison of fees paid to an adviser with those paid by similar funds); and (6) the extent of care, conscientiousness and independence with which the Fund's board members perform their duties and their expertise (including whether they are fully informed about all facts the Board deems relevant to its consideration of an adviser's services and fees). The Board noted that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for the Board's approval of the Fund's investment advisory contract generally align with the factors listed above.
Semi-Annual Shareholder Report

Consistent with the judicial decisions and SEC disclosure requirements, the Board also considered management fees charged to institutional and other clients of Federated Investment Management Company (the “Adviser”) and its advisory affiliates for what might be viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's investment advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Investors, Inc. and its affiliates (“Federated”) on matters relating to the Federated funds. The Board was assisted in its deliberations by independent legal counsel. In addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation, the Board received detailed information about the Fund and the Federated organization throughout the year, and in connection with its May meetings. Federated provided much of this information at each regular meeting of the Board, and furnished additional information in connection with the May meetings at which the Board's formal approval of the investment advisory contract occurred. At the May meetings in addition to meeting in separate sessions of the independent trustees without management present, senior management of the Adviser also met with the independent trustees and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the trustees. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. The Board's consideration of the investment advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short-term and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in terms relative to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate) and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses, including the advisory fee and the overall expense structure of the Fund (both in absolute terms and relative to similar and/or competing funds), with due regard for contractual or voluntary expense limitations; the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the Fund; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are generally available for
Semi-Annual Shareholder Report

exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
While mindful that courts have cautioned against giving such comparisons too much weight, the Board has found the use of comparisons of the Fund's fees and expenses to other mutual funds with comparable investment programs to be relevant to its deliberations. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund's total expense ratio (i.e., gross and net advisory fees, custody fees, portfolio accounting fees and transfer agency fees) relative to the Fund's peers. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles. Also, they are the type of investment vehicle, in fact, chosen and maintained by the Fund's investors. The range of their fees and expenses, therefore, appears to be a relevant indicator of what consumers have found to be reasonable in the marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate where partially waived and other expenses of the Fund and noted the position of the Fund's fee rates relative to its peers. In this regard, the Board noted that the contractual advisory fee rate was below the median of the relevant peer group and the Board was satisfied that the overall expense structure of the Fund remained competitive.
For comparison, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated funds (e.g., institutional and separate accounts and sub-adviser services). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; and the time spent by portfolio managers and their teams, funds financial services, legal, compliance and risk management in reviewing securities pricing, addressing different administrative responsibilities, addressing different degrees of risk
Semi-Annual Shareholder Report

associated with management and a variety of different costs. The Senior Officer did not consider the fees for providing advisory services to these outside products to be determinative in judging the appropriateness of mutual fund advisory fees.
Following such evaluation, and full deliberations, the Board concluded that the expenses of the Fund are reasonable and supported renewal of the Fund's investment advisory contract.
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of the Adviser and its affiliates dedicated to the Fund. In this regard, the Board evaluated, among other things, the Adviser's personnel, experience, track record, overall reputation and willingness to invest in personnel and infrastructure that benefit the Fund. In addition, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund. The Board noted the compliance programs of, and the compliance-related resources provided to, the Fund by the Adviser. The Fund's ability to deliver competitive performance when compared to its peer group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program. The Adviser's ability to execute this program was one of the Board's considerations in reaching a conclusion that the nature, extent and quality of the Adviser's investment management services warrant the continuation of the investment advisory contract.
In evaluating the Fund's investment performance, the Board considered performance results in light of the Fund's investment objective, strategies and risks, as disclosed in the Fund's prospectus. The Board particularly considered detailed investment reports on the Fund's performance that were provided to the Board throughout the year and in connection with the May meetings. The Senior Officer also reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups may be helpful, though not conclusive, in judging the reasonableness of the proposed fees. The Board considered, in evaluating such comparisons, that in some cases individual funds may exhibit significant and unique differences in their objectives and management techniques when compared to other funds within an industry peer group.
For the one-year, three-year and five-year periods covered by the Senior Officer's Evaluation, the Fund's performance was above the median of the relevant peer group.
Following such evaluation, and full deliberations, the Board concluded that the performance of the Fund supported renewal of the Fund's investment advisory contract.
Semi-Annual Shareholder Report

The Board also received financial information about Federated, including information regarding the compensation and ancillary (or “fall-out”) benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the investment advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to Fund investors and/or indicated to the Board their intention to do so in the future. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers. The Board considered Federated's previous reductions in contractual management fees to certain funds in response to the Senior Officer's recommendations.
Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the Senior Officer to question the precision of the process and to conclude that such reports may be unreliable, since a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a fund and may produce unintended consequences. The allocation information, including the Senior Officer's view that fund-by-fund estimations may be unreliable, was considered in the analysis by the Board.
The Board and the Senior Officer also reviewed information compiled by Federated comparing its profitability information to other publicly held fund management companies. In this regard, the Senior Officer concluded that Federated's profit margins did not appear to be excessive. The Senior Officer also noted that Federated appeared financially sound, with the resources to fulfill its obligations under its contracts with the Fund.
The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. In this regard, the Board considered that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit and risk management functions, as well as systems technology (including technology relating to cybersecurity) and that the benefits of these efforts (as well as any economies of scale, should they exist) were likely to be enjoyed by the fund family as a whole. The Board noted that the Adviser's investments in these areas are extensive. In addition, the Board considered that Federated and its affiliates have frequently waived fees and/or reimbursed
Semi-Annual Shareholder Report

expenses and that this has allowed fund shareholders to share potential economies of scale from a fund's inception. Federated, as it does throughout the year, and in connection with the Board's review, furnished information relative to revenue sharing or adviser paid fees. Federated and the Senior Officer noted that this information should be viewed to determine if there was an incentive to either not apply breakpoints, or to apply breakpoints at higher levels. It should not be viewed to determine the appropriateness of advisory fees because it would represent marketing and distribution expenses. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as a fund attains a certain size.
While the Senior Officer noted certain items for follow-up reporting to the Board and further consideration by management, he stated that his observations and information accompanying the Senior Officer's Evaluation supported a finding by the Board that the management fee for the Fund was reasonable. Under these circumstances, no changes were recommended to, and no objection was raised to the continuation of the Fund's investment advisory contract.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an investment advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the investment advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors discussed above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the investment advisory contract was appropriate.
The Board based its decision to approve the investment advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the continuation of the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangement.
Semi-Annual Shareholder Report

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at www.FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information via the link to the Fund and share class name at www.FederatedInvestors.com/FundInformation.
Semi-Annual Shareholder Report

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.
Semi-Annual Shareholder Report

Federated Short-Intermediate Total Return Bond Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 31420B870
CUSIP 31420B607
CUSIP 31420B508
CUSIP 31420B862
34586 (4/18)
Federated is a registered trademark of Federated Investors, Inc.
2018 ©Federated Investors, Inc.

Item 2.	Code of Ethics

Not Applicable

Item 3.	Audit Committee Financial Expert

Not Applicable

Item 4.	Principal Accountant Fees and Services

Not Applicable

Item 5.	Audit Committee of Listed Registrants

Not Applicable

Item 6.	Schedule of Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

(b) Not Applicable; Fund had no divestments during the reporting period covered since the previous Form N-CSR filing.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not Applicable

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable

Item 10.	Submission of Matters to a Vote of Security Holders

No Changes to Report

Item 11.	Controls and Procedures

(a) The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not Applicable

Item 13.	Exhibits

(a)(1) Code of Ethics- Not Applicable to this Report.

(a)(2) Certifications of Principal Executive Officer and Principal Financial Officer.

(a)(3) Not Applicable.

(b) Certifications pursuant to 18 U.S.C. Section 1350.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Institutional Trust

By /S/ Lori A. Hensler

Lori A. Hensler, Principal Financial Officer

Date April 24, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue, Principal Executive Officer

Date April 24, 2018

By /S/ Lori A. Hensler

Lori A. Hensler, Principal Financial Officer

Date April 24, 2018